Property, plant and equipment - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) NUMBER	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jan. 31, 2024	Dec. 31, 2021 EUR (€)
Property, plant and equipment
Property, plant and equipment, Capitalized finance expenses	€ 220	€ 94
Capital expenditure	7,999	8,739
Currency translation differences	2,774	(1,578)
Property, plant and equipment	59,864	56,299	€ 56,332
Property, plant and equipment, pledged as security	24	24
Government grants	88	91
Write-off	€ 422	447
Damietta LNG
Property, plant and equipment
Proportion of ownership interest in joint operation	50.00%
Neptune Energy Group Limited ("Neptune")
Property, plant and equipment
Percentage of voting equity interests acquired (in percent)	100.00%
Ithaca Energy Plc
Property, plant and equipment
Changes in the scope of consolidation	€ (1,333)
Property, plant and equipment subject to operating leases
Property, plant and equipment
Property, plant and equipment	377
Accumulated impairment
Property, plant and equipment
Property, plant and equipment	(22,205)	(22,650)
US Dollars
Property, plant and equipment
Currency translation differences	2,770
Indonesia, Algeria, the United Kingdom and the Netherlands | Neptune Energy Group Limited ("Neptune")
Property, plant and equipment
Changes in the scope of consolidation	2,501
Nigeria | Oil Prospecting License 245
Property, plant and equipment
Property, plant and equipment	1,287
Unproved mineral interest
Property, plant and equipment
Property, plant and equipment	2,679	2,159	2,003
Net (impairments) reversals	352	(158)
Unproved mineral interest | Oil Prospecting License 245
Property, plant and equipment
Property, plant and equipment	€ 944
Unproved mineral interest | Oil Prospecting License 245 | Nigeria Government
Property, plant and equipment
Proportion of ownership interest in joint operation	50.00%
E&P wells, plant and machinery
Property, plant and equipment
Capital expenditure	€ 20
Currency translation differences	2,071	(1,223)
Property, plant and equipment	38,229	37,421	40,492
Write-off	1
E&P wells, plant and machinery | Ivory Coast, Congo, Italy, Mexico, Egypt, Iraq and United Arab Emirates
Property, plant and equipment
Transfers	6,656
E&P exploration assets and appraisal
Property, plant and equipment
Capital expenditure	419	764
Currency translation differences	91	(46)
Property, plant and equipment	1,742	1,568	1,345
Write-off	414	420
E&P exploration assets and appraisal | United Arab Emirates, Egypt, Kazakhstan, Vietnam, Cyprus and Libya
Property, plant and equipment
Write-off	414
Suspended exploration wells pending final determination
Property, plant and equipment
Currency translation differences	83	(40)	65
Changes in the scope of consolidation	76		(114)
Property, plant and equipment	1,662	1,391	1,085		€ 1,101
Disposals	€ 7	3	2
Suspended wells relating to fields including wells drilled over the last twelve months
Property, plant and equipment
Number of leases | NUMBER	6
Suspended wells relating to fields for which the delineation campaign is in progress
Property, plant and equipment
Property, plant and equipment, Capitalized finance expenses	€ 750
Number of leases | NUMBER	12
Exploration wells in progress
Property, plant and equipment
Property, plant and equipment	€ 95
Oil and gas assets [member] | Alaska, Congo, Turkmenistan and Italy
Property, plant and equipment
Net (impairments) reversals	2,193
Oil and gas assets [member] | Congo
Property, plant and equipment
Reclassification to assets held for sale	389
Oil and gas assets [member] | Alaska
Property, plant and equipment
Disposals	940
Global Gas & LNG Portfolio | Oil and gas assets [member] | Damietta LNG
Property, plant and equipment
Net (impairments) reversals	180
Exploration & Production
Property, plant and equipment
Property, plant and equipment, Capitalized finance expenses	€ 173	€ 64
Average Interest rate used for capitalizing finance expense	3.50%	3.00%
Capital expenditure	€ 6,033	€ 7,108
Amount of purchased items under supplier financing agreements outstanding	€ 2,172
Exploration & Production | Neptune Energy Group Limited ("Neptune")
Property, plant and equipment
Percentage of voting equity interests acquired (in percent)	100.00%			100.00%
Cash-generating units [member] | Global Gas & LNG Portfolio | Oil and gas assets [member]
Property, plant and equipment
Post-tax, risk-adjusted WACC (in percent)	5.80%
Risk-adjusted pre-tax WACC	9.85%
Cash-generating units [member] | Refining and Chemicals
Property, plant and equipment
Net (impairments) reversals	€ 439
fields including commercial discoveries that are progressing to a FID | Suspended exploration wells pending final determination
Property, plant and equipment
Property, plant and equipment	€ 356	€ 170	€ 302